8. CAPITAL AND RESERVES: Schedule of continuity of finder's options (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Finder's Options Outstanding, Number of Options	412,500
Finder's Options Outstanding, Number of Options Issued	0
Finder's Options Outstanding, Number of Options Exercised	0
Finder's Options Outstanding, Number of Options Expired	(412,500)
Finder's Options Outstanding, Number of Options	0
Finder's Options, Weighted Average Exercise Price | $ / shares	$ 0.075
Finder's Options, Weighted Average Exercise Price, Issued | $ / shares	0
Finder's Options, Weighted Average Exercise Price, Exercised | $ / shares	0
Finder's Options, Weighted Average Exercise Price, Expired | $ / shares	0.075
Finder's Options, Weighted Average Exercise Price | $ / shares	$ 0
Finders Options 1
Finder's Option, Expiry Date	Aug. 28, 2023
Finder's Option, Exercise Price | $ / shares	$ 0.075
Finder's Option, Number of Options	412,500
Finder's Option, Number of Options Issued	0
Finder's Option, Number of Options Exercised	0
Finder's Option, Number of Options Expired	(412,500)
Finder's Option, Number of Options	0